Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of composition of fleet and spare engines, operating leases

Aircraft		At December	At December
Type	Model	31, 2021	31, 2020
A319	132	3	3
A319	133	2	2
A320	233	39	39
A320	232	1	1
A320NEO	271N	39	24
A321	231	10	10
A321NEO	271N	6	6
		100	85

Engine spare		At December	At December
Type	Model	31, 2021	31, 2020
V2500	V2524-A5	2	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	5	5
V2500	V2527-A5	4	2
PW1100	PW1127G-JM	5	5
PW1100	PW1133G-JM	1	1
		20	18

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

Summary of carrying amounts of right-of-use assets recognized and the movements during the period

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As of January 1st, 2020	Ps.	33,312,089	Ps.	677,198	Ps.	139,479	Ps.	34,128,766
Additions		4,876,071		362,081		15,222		5,253,374
Disposals		(17,742)		—		—		(17,742)
Foreign exchange effect		—		—		795		795
Depreciation on right of use assets		(4,763,928)		(210,079)		(74,969)		(5,048,976)
As of December 31, 2020		33,406,490		829,200		80,527		34,316,217
Additions		8,869,694		59,374		281,790		9,210,858
Modifications		1,221,718		42,267		140,514		1,404,499
Disposals		—		—		(5,536)		(5,536)
Foreign exchange effect		—		—		(5)		(5)
Depreciation on right of use assets		(5,124,774)		(235,732)		(102,119)		(5,462,625)
As of December 31, 2021	Ps.	38,373,128	Ps.	695,109	Ps.	395,171	Ps.	39,463,408

Summary of carrying amounts of lease liabilities and the movements during the period

	2021		2020
As of January 1st,	Ps.	44,130,542	Ps.	40,517,045
Additions		9,411,524		5,572,764
Modifications		1,370,795		—
Disposals		(5,898)		(231,566)
Accretion of interest		2,582,391		2,218,982
Foreign exchange effect		1,469,362		2,163,886
Payments		(9,308,477)		(6,110,569)
As of 31 December,	Ps.	49,650,239	Ps.	44,130,542
Current	Ps.	5,842,492	Ps.	6,484,092
Non-current	Ps.	43,807,747	Ps.	37,646,450

Summary of amounts recognized in profit or loss

	For the year ended
	December 31, 2021		December 31, 2020		December 31, 2019
Depreciation of right-of-use assets	Ps.	(5,462,625)	Ps.	(5,048,976)	Ps.	(4,702,971)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(2,603,820)		(2,350,250)		(2,128,162)
Aircraft and engine variable expenses		(1,686,875)		(1,845,254)		(961,657)
Total amount recognized in profit or loss	Ps.	(9,753,320)	Ps.	(9,244,480)	Ps.	(7,792,790)